PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	348	112	2	4	28	85	18	14	611
Additional provisions (See Note 4)	9	9	93	–	17	5	68	98	299
Provisions released (See Note 4)	–	(42)	–	–	(1)	(12)	–	(3)	(58)
Utilisation and other	(51)	(16)	(27)	(39)	(2)	–	(32)	(85)	(252)
Reclassification from provisions to other assets	–	–	–	39	–	–	–	–	39
At 30 June 2025	306	63	68	4	42	78	54	24	639